JPMORGAN TRUST II

270 PARK AVENUE

NEW YORK, NEW YORK 10017

August 4, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Trust II (the “Trust”), on behalf of
The Funds listed on Appendix A hereto (the “Funds”)
File Nos. 2-95973 and 811-4236

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940 (“1940 Act”), exhibits containing interactive data format risk/return summary information for the Funds. These exhibits contain the amended risk/return summary information in the prospectuses for the Funds. The purpose of this filing is to submit the XBRL information from the Rule 497 filing dated July 23, 2014 for the Funds.

Please contact the undersigned at 614-901-1370 if you have any questions concerning this filing.

Very truly yours,

/s/Elizabeth A. Davin

Elizabeth A. Davin

Assistant Secretary

cc: Stephanie Hui

Appendix A

JPMorgan Equity Income Fund

JPMorgan Large Cap Growth Fund

JPMorgan Mid Cap Growth Fund

Exhibit Index

Exhibit Number	Description
EX-101.INS XBRL	Instance Document
EX-101.SCH XBRL	Taxonomy Extension Schema Document
EX-101.CAL XBRL	Taxonomy Extension Calculation Linkbase
EX-101.DEF XBRL	Taxonomy Extension Definition Linkbase
EX-101.LAB XBRL	Taxonomy Extension Labels Linkbase
EX-101.PRE XBRL	Taxonomy Extension Presentation Linkbase